Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 16,434	$ 21,464	$ 25,261	$ 14,920	$ 13,459	$ 13,980
Restricted cash	361	361		361
Marketable securities	734	11,577		5,274
Prepaid expenses and other current assets	475	451		184
Total current assets	18,004	33,853		20,739
Property, equipment and leasehold improvements, net	190	510		938
Other assets	402	421		115
Total assets	18,596	34,784		21,792
Current liabilities:
Accounts payable	1,270	1,011		521
Loan payable, current portion	444	423		395
Derivative warrant liability	41	1,314		1,907
Deferred rent, current portion	30	141		115
Accrued expenses	1,784	1,959		374
Total current liabilities	3,569	4,848		3,312
Loan payable, net of current portion	516	852		1,275
Deferred rent, net of current portion	208	135		276
Total liabilities	4,345	5,835		4,863
Commitments and contingencies
Stockholders' equity:
Common stock, $0.00001 par value, authorized 100,000,000 shares, issued and outstanding 32,044,087 shares at December 31, 2016; and authorized 50,000,000 shares, issued and outstanding 27,555,948 shares at December 31, 2015	1	1		1
Additional paid-in capital	193,493	185,955		150,497
Accumulated deficit	(179,243)	(157,007)		(133,569)
Total stockholders' equity	14,251	28,949		16,929	$ 5,918	$ 12,890
Total liabilities and stockholders' equity	$ 18,596	$ 34,784		$ 21,792